ADVISOR’S EDGE® VARIABLE ANNUITY
Issued by
Peoples Benefit Life Insurance Company
Supplement Dated October 21, 2002
to the
Prospectus dated May 1, 2002

Effective November 4, 2002, we will not accept any premium payment that is allocated to the fixed account in excess of $25,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer which would result in the policy value the fixed account exceeding $25,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied
by the Prospectus for the
Advisor’s Edge® Variable Annuity dated May 1, 2002

ADVISOR’S EDGE SELECT® VARIABLE ANNUITY
Issued by
Peoples Benefit Life Insurance Company
Supplement Dated October 21, 2002
to the
Prospectus dated May 1, 2002

Effective November 4, 2002, we will not accept any premium payment that is allocated to the fixed account in excess of $25,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer which would result in the policy value the fixed account exceeding $25,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied
by the Prospectus for the
Advisor’s Edge Select® Variable Annuity dated May 1, 2002